Accrued expenses (Tables)	12 Months Ended
Dec. 31, 2020
Accrued Expenses
Accrued expenses
	December 31, 2020	December 31, 2019
Accrued voyage expenses	$1,436	$51
Accrued loan interest	1,738	3,285
Accrued legal and professional fees	1,607	2,651
Total accrued expenses	$4,781	$5,987